DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION - Shareholder and Registration Rights Agreement (Details) $ in Billions		9 Months Ended
	Feb. 14, 2023	Sep. 30, 2023 USD ($) director
Shareholder and Registration Rights Agreement
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Threshold period to file resale Registration	60 days
Lock Up Period	6 months
Percentage of Ownership		50.00%
Shareholder and Registration Rights Agreement | Minimum
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Market capitalization | $		$ 1
Shareholder and Registration Rights Agreement | AgCentral Energy Pty Limited
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of directors which may be nominated by the Sponsor		1
Before additional rights expiration date
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of directors which may be nominated by the Sponsor		2
After additional rights expiration date
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of directors which may be nominated by the Sponsor		1